BINGHAM McCUTCHEN LLP

Bingham McCutchen LLP

2020 K Street, N.W.

Washington, DC 20006

T 202.373.6000

F 202.373.6001

February 8, 2007

VIA EDGAR

Mr. Patrick Scott

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	Diversified Investors Portfolios (File No. 811-08272)

Dear Mr. Scott:

On behalf of our client, Diversified Investors Portfolios (the “Registrant”), we are filing this letter to respond in writing to comments received from the Staff of the Securities and Exchange Commission (the “Commission”) on January 29, 2007 in connection with the Staff’s review of a preliminary copy of the Information Statement and Letter to Shareholders and Investors filed with the Commission on January 19, 2007 in connection with the appointment of a new subadviser for the Small-Cap Growth Portfolio (the “Portfolio”), a series of the Registrant. Below are the Staff’s comments and the Registrant’s responses thereto.

Comment 1: The Staff requested that a consistent format be used when presenting advisory and subadvisory fees.

Response: In response to the Staff’s comment, the Registrant has revised the Information Statement to present all advisory and subadvisory fees as a percentage of net assets.

Comment 2: The Staff requested that the disclosure relating to the evaluation by the Board of Trustees of the Portfolio of the new subadviser for the Portfolio and the new sub-advisory agreement be revised to include an expanded discussion of the conclusions reached by the Board of Trustees of the Portfolio.

Response: In response to the Staff’s comment, the Registrant has expanded the disclosure as requested.

Comment 3: Consistent with the current practice of the Staff, the Registrant should furnish a “Tandy” letter.

Response: In response to the Staff’s request, a letter from the Registrant to the Commission containing certain acknowledgements requested by the Staff accompanies this letter.

If you should have any further questions, please do not hesitate to contact me at 202.373.6599.

Sincerely,
/s/ Mana Behbin
Mana Behbin